BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Basis of Preparation	Basis of Preparation
(a) Statement of compliance
These consolidated financial statements of IAMGOLD and all of its subsidiaries and joint venture as at and for the years ended December 31, 2023 and 2022, have been prepared in accordance with IFRS as issued by the IASB.
These consolidated financial statements were prepared on a going concern basis. The significant accounting policies applied in these consolidated financial statements are presented in note 3 and have been consistently applied in each of the years presented.
These consolidated financial statements of IAMGOLD were authorized for issue in accordance with a resolution of the Board of Directors on February 15, 2024.
(b)    Basis of measurement
The consolidated financial statements have been prepared on a historical cost basis, except for items measured at fair value as discussed in note 22.
(c)    Basis of consolidation
Subsidiaries and divisions related to significant properties of the Company are accounted for as outlined below.

Name	Property (Location)	December 31, 2023	December 31, 2022	Type of Arrangement	Accounting Method
IAMGOLD Essakane S.A. ("Essakane S.A.")	Essakane mine (Burkina Faso)	90%	90%	Subsidiary	Consolidation
Doyon division including the Westwood mine[1]	Doyon division (Canada)	100%	100%	Division	Consolidation
Côté Gold division[1,2]	Côté Gold project (Canada)	70%	70%	Division	Proportionate share
Euro Ressources S.A.[3]	France	90%	90%	Subsidiary	Consolidation
Merrex Gold Inc.	Diakha-Siribaya Gold project (Mali)[4]	100%	100%	Subsidiary	Consolidation
Rosebel Gold Mines N.V.[5]	Rosebel mine (Suriname)	—%	95%	Subsidiary	Consolidation
IAMGOLD Boto S.A.[6]	Boto Gold project (Senegal)	—%	90%	Subsidiary	Consolidation
1.Part of IAMGOLD Corporation.
2.Prior to the Sumitomo Metal Mining Co. Ltd. ("SMM") financing arrangement entered into during December 2022 (note 7), the Company held a 70% participating interest in the assets, liabilities, revenues and expenses through an unincorporated joint venture with SMM with respect to the Côté Gold project (the "Côté UJV"). The Company's interest was diluted to 60.3% by December 31, 2023, however, the Company will continue to account for 70% of the participating interest until its option to repurchase its interest expires (note 7). A third party holds a 7.5% net profits interest in the mineral tenure comprising the project.
3.The Company is in the process of purchasing the shares held by the minority interest shareholders (note 39).
4.As at December 31, 2023, the Diakha-Siribaya Gold project continues to meet the criteria to be classified as held for sale (note 6).
5.The sale of the Rosebel mine, which includes the Saramacca Project, was completed on January 31, 2023 (note 5).
6.The sale of the Boto Gold project was completed on April 25, 2023 (note 6).
    (i) Subsidiaries
Subsidiaries are entities over which the Company has the ability to exercise control. Control of an entity is defined to exist when the Company is exposed to variable returns from involvement with the entity and has the ability to affect those returns through power over the entity. Specifically, the Company controls an entity if the Company has all of the following: power over the entity (i.e. existing rights that give the Company the current ability to direct the relevant activities of the entity); exposure, or rights, to variable returns from involvement with the entity; and the ability to use power over the entity to affect its returns. Subsidiaries are consolidated from the acquisition date, which is the date on which the Company obtains control of the acquired entity. Where the Company’s interest in a subsidiary is less than 100%, the Company recognizes a non-controlling interest. All intercompany balances, transactions, income, expenses and profits or losses have been eliminated on consolidation.
(ii)Unincorporated arrangements
The Company participates in unincorporated arrangements and has rights to its share of the undivided assets, liabilities, revenues and expenses of the properties, subject to the arrangements, rather than a right to a net return. All such amounts are measured in accordance with the terms of the arrangements, which is usually in proportion to the Company’s interest in the assets, liabilities, revenues and expenses of the properties. These amounts are recorded in the Company’s consolidated financial statements on the appropriate lines.
(d)    Functional and presentation currency
    The functional currency of the Company is the U.S. dollar. The presentation currency of the Company's consolidated financial statements is the U.S. dollar.
    Transactions denominated in foreign currencies are translated into the entity's functional currency as follows:
•Monetary assets and liabilities are translated at the exchange rate in effect at the balance sheet date;
•Non-monetary assets and liabilities are translated at historical exchange rates prevailing at each transaction date;
•Deferred tax assets and liabilities recognized at Essakane are translated at the exchange rate in effect at the balance sheet date with translation gains and losses recorded in income tax expense; and
•Revenues and expenses are translated at the average exchange rates throughout the reporting period, except depreciation, which is translated at the rates of exchange applicable to the related assets, and share-based compensation expense, which is translated at the rates of exchange applicable at the date of grant of the share-based compensation.
Exchange gains or losses on translation of transactions are included in the consolidated statements of earnings (loss). When a gain or loss on certain non-monetary items, such as financial assets at fair value through OCI ("FVTOCI"), is recognized in OCI, the translation differences are also recognized in OCI.